NON-CONTROLLING INTERESTS (Details) CAD / shares in Units, shares in Millions, CAD in Millions, $ in Millions			12 Months Ended
	Mar. 05, 2014 CAD / shares shares	Oct. 15, 2013 CAD / shares shares	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Jan. 01, 2015	Jan. 01, 2014	May. 01, 2013	Dec. 31, 2012 CAD
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest			CAD 1,717		CAD 1,583
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest			6		153	CAD 125
Additional information
Impairment charge			3,745		0	0
TC PipeLines, LP
Additional information
Impairment charge | $				$ 199
Fees received for services provided			4		3	3
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Additional information
Fees received for services provided			11		8	7
TRANSCANADA PIPELINES LIMITED | Series Y
Preferred Shares of TCPL
Number of shares outstanding (in shares) | shares	4
Preferred stock dividend rate	5.60%
Redemption price per share (in Canadian dollars per share) | CAD / shares	CAD 50
Accrued and unpaid dividends (in Canadian dollars per share) | CAD / shares	CAD 0.2455
TRANSCANADA PIPELINES LIMITED | Series U
Preferred Shares of TCPL
Number of shares outstanding (in shares) | shares		4
Preferred stock dividend rate		5.60%
Redemption price per share (in Canadian dollars per share) | CAD / shares		CAD 50
Accrued and unpaid dividends (in Canadian dollars per share) | CAD / shares		CAD 0.5907
Noncontrolling Interest
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest			1,717		1,583	1,611				CAD 1,425
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest			19		15	12
Noncontrolling Interest | TC PipeLines, LP
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest			1,590		1,479
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest			CAD (13)		136	93
Additional information
Percentage of non-controlling interests			72.00%				71.70%	71.10%	66.70%
Impairment charge			CAD 13	$ 143
Noncontrolling Interest | PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest			127		104
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest			CAD 19		CAD 15	CAD 12
Additional information
Percentage of non-controlling interests			38.30%		38.30%	38.30%
Noncontrolling Interest | TRANSCANADA PIPELINES LIMITED
Non-controlling interests included in the Consolidated Statement of Income
Preferred shares of TCPL			CAD 0		CAD 2	CAD 20